Goodwill and Intangible Assets (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 1,965.4	$ 648.2	$ 574.9
Completed Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,749.2	449.2	376.1
Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	201.1	191.1	191.1
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	7.2	0
Ofirmev | Cadence Pharmaceuticals, Inc. | Completed Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,300.0
Xartemis XR | Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	10.0
Exalgo | Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 7.2